Derivative Instruments and Hedging Activities (Intro) (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2015 USD ($) MW	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) MW	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Commodity Price Risk (Non-trading) [Abstract]
Generation fleet capacity (in MW) | MW	14,962
Commodity Price Risk Nontrading Economic Activity Numeric [Abstract]
Year of expiration of the maximum maturity date of economic activity derivative contracts	2020
Pre-tax Gains (Losses) of Economic Activity (Details) [Abstract]
Net unrealized after-tax gains (losses) expected to be reclassified into earnings within 12 months related to commodity price risk cash flow hedge contracts	$ 16,000,000
PPL Energy Supply LLC [Member]
Commodity Price Risk (Non-trading) [Abstract]
Baseload generation fleet capacity (in MW) | MW			6,644
Intermediate and peaking generation fleet capacity (in MW) | MW			3,252
Commodity Price Risk Nontrading Economic Activity Numeric [Abstract]
Year of expiration of the maximum maturity date of economic activity derivative contracts			2019
Pre-tax Gains (Losses) of Economic Activity (Details) [Abstract]
Net unrealized after-tax gains (losses) expected to be reclassified into earnings within 12 months related to commodity price risk cash flow hedge contracts			$ 19,000,000
No or insignificant amounts previously recorded in AOCI reclassified to earnings related to commodity price risk cash flow hedge contracts			For 2014 and 2013, there were no reclassifications, while in 2012, such reclassifications were insignificant.
No or immaterial hedge ineffectiveness related to commodity price risk cash flow hedge contracts			For 2014, 2013 and 2012, hedge ineffectiveness associated with energy derivatives was insignificant.
Wholesale energy
Pre-tax Gains (Losses) of Economic Activity (Details) [Abstract]
Pre-tax gain (loss)	(157,000,000)	$ (880,000,000)
Wholesale energy | PPL Energy Supply LLC [Member]
Pre-tax Gains (Losses) of Economic Activity (Details) [Abstract]
Pre-tax gain (loss)			$ 325,000,000	$ (721,000,000)	$ (311,000,000)
Retail Energy
Pre-tax Gains (Losses) of Economic Activity (Details) [Abstract]
Pre-tax gain (loss)	(22,000,000)	(22,000,000)
Retail Energy | PPL Energy Supply LLC [Member]
Pre-tax Gains (Losses) of Economic Activity (Details) [Abstract]
Pre-tax gain (loss)			29,000,000	12,000,000	(17,000,000)
Fuel
Pre-tax Gains (Losses) of Economic Activity (Details) [Abstract]
Pre-tax gain (loss)	16,000,000	6,000,000
Fuel | PPL Energy Supply LLC [Member]
Pre-tax Gains (Losses) of Economic Activity (Details) [Abstract]
Pre-tax gain (loss)			(27,000,000)	(4,000,000)	(14,000,000)
Energy purchases
Pre-tax Gains (Losses) of Economic Activity (Details) [Abstract]
Pre-tax gain (loss)	240,000,000	619,000,000
Energy purchases | PPL Energy Supply LLC [Member]
Pre-tax Gains (Losses) of Economic Activity (Details) [Abstract]
Pre-tax gain (loss)			(327,000,000)	586,000,000	$ 442,000,000
CRRs
Master Netting Arrangements
Obligation to return counterparty cash collateral under master netting arrangements	10,000,000		11,000,000
Cash collateral posted under master netting arrangements	$ 4,000,000		0
CRRs | PPL Energy Supply LLC [Member]
Master Netting Arrangements
Obligation to return counterparty cash collateral under master netting arrangements			11,000,000	9,000,000
Cash collateral posted under master netting arrangements			0	$ 0
Price Risk Derivative
Pre-tax Gains (Losses) of Economic Activity (Details) [Abstract]
Net energy trading margins		$ 58,000,000
Price Risk Derivative | Wholesale energy | PPL Energy Supply LLC [Member]
Pre-tax Gains (Losses) of Economic Activity (Details) [Abstract]
Net energy trading margins			$ 75,000,000